Cash and Bank Balances (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Bank Balances [Abstract]
Schedule of Cash and Bank Balances
	As of December 31,
	2024	2025
	HK$	HK$	US$
Cash at banks	30,522,014	6,859,938	881,366
Short-term fixed deposits	11,700,000	—	—
Cash and bank balances	42,222,014	6,859,938	881,366

Schedule of Currency Profiles of the Group’s Cash and Bank Balances

The currency profiles of the Company’s cash and bank balances at the end of each reporting year are as follows:

	As of December 31,
	2024	2025
	HK$	HK$	US$
Hong Kong Dollar	1,442,164	3,247,025	417,178
United States Dollar	40,779,850	3,612,913	464,188
	42,222,014	6,859,938	881,366